BORROWINGS (Long-Term Borrowings) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2014 USD ($)
Debt Instrument [Line Items]
Long-term bank borrowings	$ 162,347,163
Huaxia Bank [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Sep. 28, 2011	Sep. 28, 2011
Term of facility	4 years	4 years
Maximum borrowing amount of credit facility	$ 57,600,000				¥ 400.0
Amount drawn down			$ 57,600,000	¥ 400.0
Amount repaid	$ 3,000,000	¥ 20.0	3,000,000	20.0
Amount available for future draw down			54,600,000			¥ 380.0
Line of Credit Facility, Maximum Amount Outstanding During Period			57,600,000	400.0
Huaxia Bank [Member] | Facility One [Member]
Debt Instrument [Line Items]
Amount drawn down			21,600,000	150.0
Line of Credit Facility, Maximum Amount Outstanding During Period			21,600,000	150.0
Huaxia Bank [Member] | Facility Two [Member]
Debt Instrument [Line Items]
Amount drawn down			36,000,000	250.0
Line of Credit Facility, Maximum Amount Outstanding During Period			36,000,000	250.0
Bank of China [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Sep. 30, 2011	Sep. 30, 2011
Term of facility	6 years	6 years
Maximum borrowing amount of credit facility	$ 108,000,000		108,000,000		750.0	750.0
Interest rate spread over rate issued by People's Bank of China	5.00%	5.00%
Amount repaid			37,200,000	¥ 290.0
Amount of collateral							$ 63,300,000
Long-term bank borrowings	$ 33,100,000		$ 70,800,000		230.0	¥ 460.0
Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	Jun. 25, 2015	Jun. 25, 2015
Term of facility	6 years	6 years
Maximum borrowing amount of credit facility	$ 96,200,000				¥ 625.0
Interest rate spread over rate issued by People's Bank of China	20.00%	20.00%
Amount drawn down	$ 96,200,000	¥ 625.0
Amount repaid	$ 18,500,000	85.0
Fixed interest rate	5.90%				5.90%
Long-term bank borrowings	$ 77,700,000				¥ 540.0
Line of Credit Facility, Maximum Amount Outstanding During Period	96,200,000	625.0
Chongqing Rural Commercial Bank [Member] | First Amendment [Member]
Debt Instrument [Line Items]
Amount drawn down	51,500,000	357.5
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 51,500,000	¥ 357.5
Chongqing Rural Commercial Bank [Member] | Facility One [Member]
Debt Instrument [Line Items]
Initiation date of credit facility	May 30, 2016	May 30, 2016
Term of facility	7 years	7 years
Maximum borrowing amount of credit facility	$ 72,000,000				500.0
Amount drawn down	51,500,000	¥ 357.5
Amount available for future draw down	$ 20,500,000				¥ 142.6
Weighted average interest rate	5.90%				5.90%
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 51,500,000	¥ 357.5
Bank Facilities [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.80%		5.70%		5.80%	5.70%
Long-term bank borrowings	$ 162,347,163		$ 170,124,695
Bank Facilities [Member] | Huaxia Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	0		3,079,180
Bank Facilities [Member] | Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	33,118,850		70,821,140
Bank Facilities [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 129,228,313		$ 96,224,375